Accrued Expenses: (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses:
Accrued restructuring charges	$ 1,248	$ 3,391	$ 0
Accrued payroll and related expenses	2,454	3,132	107
Accrued legal expenses	340	2,242	662
Accrued expenses	203	164	74
Total current liabilities	$ 4,245	$ 8,929	$ 843